UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21034

                       SANFORD C. BERNSTEIN FUND II, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Intermediate Duration Institutional Portfolio
December 31, 2004 (Unaudited)

Principal Amount         Description                          Market Value

SHORT-TERM INVESTMENTS: 45.95%
Commercial Paper: 5.28%
   $16,900,000           Rabobank USA Financial Corp.        $  16,897,963
                         2.17%, 01/03/2005
    16,900,000           UBS Finance Llc                        16,897,953
                         2.18%, 01/03/2005,
                         (Note A)
                                                             --------------

Total Commercial Paper
(Cost $33,795,916)                                              33,795,916
                                                             --------------
U.S. Treasury Bills: 40.67%
    61,440,000           00.01%, 01/06/2005,                    61,422,597
                         (Note A)
    66,920,000           00.01%, 01/20/2005,                    66,852,894
                         (Note A)
    13,300,000           00.01%, 02/10/2005,                    13,269,011
                         (Note A)
    57,505,000           00.01%, 02/17/2005,                    57,349,593
                         (Note A)
    61,820,000           00.01%, 03/10/2005,                    61,562,877
                         (Note A)
                                                             --------------

Total U.S. Treasury Bills
(Cost $260,456,972)                                            260,456,972
                                                             --------------
Total Short-Term Investments
(Cost $294,252,888)                                            294,252,888
                                                             --------------

U.S. TREASURY NOTES: 9.37%
    20,830,000           2.50%, 09/30/2006,                     20,650,175
                         (Note A)
    24,740,000           3.50%, 08/15/2009,                     24,672,361
                         (Note A)
     1,315,000           3.50%, 11/15/2009,                      1,308,835
                         (Note A)
     9,984,039           2.00%, 07/15/2014,                     10,300,723
                         (Note A)
        15,000           4.25%, 08/15/2014,                         15,033
                         (Note A)
     3,030,000           4.25%, 11/15/2014,                      3,037,929
                         (Note A)
                                                             --------------

Total U.S. Treasury Notes
(Cost $60,129,424)                                           $  59,985,056
                                                             --------------

U.S. TREASURY BONDS: 0.83%
   $ 4,920,000           5.375%, 02/15/2031,                     5,320,134
                         (Note A)
                                                             --------------

Total U.S. Treasury Bonds
(Cost $5,246,390)                                                5,320,134
                                                             --------------

U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 9.28%
    12,780,000           Federal National Mortgage              12,780,000
                         Association,
                         3.25%, 06/28/2006,
                         Callable 06/28/2005 @ 100.00
                         (Note A)
     7,520,000           Federal Home Loan Mortgage              7,530,603
                         Corp.,
                         3.75%, 08/03/2007,
                         Callable 08/03/2004 @100.00
                         (Note A)
    11,800,000           Federal National Mortgage              11,734,746
                         Association,
                         3.41%, 08/30/2007,
                         Callable 09/01/2005 @ 100.00
                         (Note A)
     4,690,000           Federal National Mortgage               4,668,145
                         Association
                         3.55%, 11/16/2007,
                         Callable 11/16/2005 @ 100.00
                         (Note A)
     8,115,000           Federal Home Loan Mortgage              8,256,047
                         Corp.
                         4.25%, 07/15/2009,
                         (Note A)
     8,150,000           Federal Home Loan Banks                 8,132,754
                         3.75%, 08/18/2009,
                         (Note A)
     6,285,000           Federal Home Loan Mortgage              6,310,140
                         Corp.
                         5.125%, 11/07/2013,
                         Callable 11/07/2005 @ 100.00
                         (Note A)
                                                             --------------

Total U.S. Government Sponsored Agency Obligations
(Cost $59,587,720)                                              59,412,435
                                                             --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.22%
     $ 561,013           Countrywide Home Loans, Series      $     558,040
                         2003-49 Class A1, 1.64%,
                         12/19/2033,
                         (Notes A & B)
       854,603           Deutsche Mortgage Securities              854,602
                         Inc., Series 2004-4 Class 1A1,
                         2.63%, 04/25/2034,
                         (Notes A & B)
                                                             --------------

Total Collateralized Mortgage Obligations
(Cost $1,415,025)                                                1,412,642
                                                             --------------

MORTGAGE PASS-THROUGHS: 39.31%
     2,201,528           Federal National Mortgage               2,308,367
                         Association Pool #625179,
                         6.00%, 02/01/2017,
                         (Note A)
    29,215,000           Federal National Mortgage              29,114,559
                         Association Pool TBA, 4.50%,
                         01/25/2020,
                         (Note C)
    21,000,000           Federal National Mortgage              21,695,625
                         Association Pool TBA, 5.50%,
                         01/25/2020,
                         (Note C)
       134,373           Federal National Mortgage                 141,356
                         Association Pool #313649,
                         6.50%, 08/01/2027,
                         (Note A)
       342,968           Federal National Mortgage                 360,402
                         Association Pool #412590,
                         6.50%, 02/01/2028,
                         (Note A)
         5,412           Federal National Mortgage                   5,687
                         Association Pool #252212,
                         6.50%, 01/01/2029,
                         (Note A)
        38,598           Federal National Mortgage                  40,560
                         Association Pool #414761,
                         6.50%, 02/01/2029,
                         (Note A)
         3,862           Federal National Mortgage                   4,058
                         Association Pool #449291,
                         6.50%, 02/01/2029,
                         (Note A)
         6,812           Federal National Mortgage                   7,158
                         Association Pool #459498,
                         6.50%, 02/01/2029,
                         (Note A)

$       25,132           Federal National Mortgage           $      26,400
                         Association Pool #484965,
                         6.50%, 06/01/2029,
                         (Note A)
         9,485           Federal National Mortgage                   9,963
                         Association Pool #509037,
                         6.50%, 08/01/2029,
                         (Note A)
         5,180           Federal National Mortgage                   5,441
                         Association Pool #515259,
                         6.50%, 10/01/2029,
                         (Note A)
       361,055           Federal National Mortgage                 379,027
                         Association Pool #585228,
                         6.50%, 05/01/2031,
                         (Note A)
       220,397           Federal National Mortgage                 231,333
                         Association Pool #640047,
                         6.50%, 06/01/2032,
                         (Note A)
       738,045           Federal National Mortgage                 774,667
                         Association Pool #672910,
                         6.50%, 11/01/2032,
                         (Note A)
       406,243           Federal National Mortgage                 426,161
                         Association Pool #698986,
                         6.50%, 04/01/2033,
                         (Note A)
    11,139,000           Federal National Mortgage              11,073,658
                         Association Pool #725231,
                         5.00%, 02/01/2034,
                         (Note A)
       120,958           Federal National Mortgage                 126,888
                         Association Pool #255162,
                         6.50%, 03/01/2034,
                         (Note A)
    11,675,000           Government National Mortgage           11,671,357
                         Association Pool TBA, 5.00%,
                         01/15/2035,
                         (Note C)
     9,560,000           Federal Home Loan Mortgage              9,873,683
                         Corp. Pool TBA, 6.00%,
                         01/15/2035,
                         (Note C)
     4,695,000           Government National Mortgage            4,863,729
                         Association Pool TBA, 6.00%,
                         01/15/2035,
                         (Note C)

$   25,320,000           Federal National Mortgage           $  25,114,275
                         Association Pool TBA, 5.00%,
                         01/25/2035,
                         (Note C)
    67,710,000           Federal National Mortgage              68,725,650
                         Association Pool TBA, 5.50%,
                         01/25/2035,
                         (Note C)
    25,045,000           Federal National Mortgage              25,890,269
                         Association Pool TBA, 6.00%,
                         01/25/2035,
                         (Note C)
    37,070,000           Federal National Mortgage              38,865,596
                         Association Pool TBA, 6.50%,
                         01/25/2035,
                         (Note C)
                                                             --------------

Total Mortgage Pass-Throughs
(Cost $251,927,930)                                            251,735,869
                                                             --------------

AEROSPACE/DEFENSE: 0.06%
       365,000           Boeing Capital Corp., Senior              377,500
                         Note, 4.75%, 08/25/2008,
                         (Note A)
                                                             --------------

Total Aerospace/Defense
(Cost $364,541)                                                    377,500
                                                             --------------

AUTOMOTIVE: 0.85%
       205,000           Ford Motor Credit Company                 206,866
                         5.70%, 01/15/2010,
                         (Note A)
     1,040,000           General Motors Acceptance               1,116,249
                         Corp.
                         7.75%, 01/19/2010,
                         (Note A)
        42,000           TRW Automotive, Senior                     50,610
                         Subordinated Note,
                         11.00%, 02/15/2013,
                         Callable 02/15/2008 @ 105.50
                         (Note A)
         2,000           Keystone Automotive Operations              2,140
                         Inc., Senior Subordinated
                         Note, 9.75%, 11/01/2013,
                         Callable 11/01/2008 @ 104.88
                         (Note A)

$      565,000           Ford Motor Co.,                     $     508,464
                         6.375%, 02/01/2029,
                         (Note A)
       565,000           Ford Motor Co.,                           568,242
                         7.45%, 07/16/2031,
                         (Note A)
     2,885,000           General Motors Corp.,                   2,989,099
                         8.375%, 07/15/2033,
                         (Note A)
                                                             --------------

Total Automotive
(Cost $5,477,695)                                                5,441,670
                                                             --------------

BANKING: 2.64%
     3,440,000           Mizuho Financial Group Ltd.,            3,769,896
                         (Cayman)
                         8.375%, 04/27/2009,
                         (Note A)
     1,015,000           Suntrust Bank,                          1,014,898
                         2.53%, 06/02/2009,
                         (Notes A & B)
       955,000           Wells Fargo & Co. Senior Note,            958,881
                         4.20%, 01/15/2010,
                         (Note A)
       980,000           Huntington National Bank                  983,307
                         Senior Note, 4.375%,
                         01/15/2010,
                         (Note A)
     1,820,000           JP Morgan Chase & Co.,                  2,044,601
                         6.75%, 02/01/2011,
                         (Note A)
     1,000,000           Bank of America Corp., Senior           1,104,404
                         Note, 6.25%, 04/15/2012,
                         (Note A)
       295,000           Capital One Bank, Subordinated            322,343
                         Note, 6.50%, 06/13/2013,
                         (Note A)
       500,000           UFJ Finance Aruba AEC,                    557,185
                         6.75%, 07/15/2013,
                         (Note A)
       290,000           Bank of America Corp. Senior              302,637
                         Note, 5.375%, 06/15/2014,
                         (Note A)
       120,000           Royal Bank of Scotland Group              121,213
                         plc, Subordinated Note, 5.00%,
                         10/01/2014,
                         (Note A)
     1,400,000           Barclays Bank plc, Rule 144A,           1,704,755
                         8.55%, 06/29/2049,
                         Callable 06/15/2011 @ 100.00
                         (Notes A, B, & D)

$    1,950,000           RBS Capital Trust III,              $   1,993,311
                         5.512%, 09/29/2049,
                         Callable 09/30/2014 @ 100.00
                         (Notes A & B)
     2,095,000           RBS Capital Trust I,                    2,040,941
                         4.709%, 12/29/2049,
                         Callable 07/01/2013 @ 100.00
                         (Notes A & B)
                                                             --------------

Total Banking
(Cost $16,431,558)                                              16,918,372
                                                             --------------

BROADCASTING/MEDIA: 1.33%
       890,000           News America Holdings,                  1,146,961
                         9.25%, 02/01/2013,
                         (Note A)
       735,000           WPP Finance Corp., Rule 144A,             764,943
                         5.875%, 06/15/2014,
                         (Notes A & D)
     2,555,000           Time Warner Entertainment Co.,          3,203,224
                         Senior Debenture, 8.375%,
                         03/15/2023,
                         (Note A)
     1,520,000           AOL Time Warner Inc.,                   1,859,139
                         7.70%, 05/01/2032,
                         (Note A)
     1,480,000           News America Holdings,                  1,575,174
                         6.55%, 03/15/2033,
                         (Note A)
                                                             --------------

Total Broadcasting/Media
(Cost $7,915,405)                                                8,549,441
                                                             --------------

CABLE: 0.46%
       445,000           British Sky Broadcasting Group            488,169
                         plc,
                         6.875%, 02/23/2009,
                         (Note A)
       105,000           Insight Midwest LP, Senior                109,988
                         Note, 9.75%, 10/01/2009,
                         Callable 10/01/2004 @ 104.88
                         (Note A)
       570,000           Charter Communications                    592,800
                         Operating LLC, Senior Note,
                         Rule 144A, 8.00%, 04/30/2012,
                         (Notes A & D)

$    1,550,000           Comcast Corp., Class A, 7.05%,      $   1,773,553
                         03/15/2033,
                         (Note A)
                                                             --------------

Total Cable
(Cost $2,820,947)                                                2,964,510
                                                             --------------

COMMUNICATIONS: 1.70%
     1,105,000           Telus Corp.,                            1,200,582
                         7.50%, 06/01/2007,
                         (Note A)
     2,465,000           Telecom Italia Capital Corp.,           2,416,903
                         Rule 144A, 4.00%, 01/15/2010,
                         (Notes A & D)
     1,380,000           SBC Communications, Inc.                1,392,826
                         5.10%, 09/15/2014,
                         (Note A)
       230,000           SBC Communications Inc.,                  237,601
                         5.625%, 06/15/2016,
                         (Note A)
     1,450,000           Sprint Capital Corp.,                   1,587,441
                         6.875%, 11/15/2028,
                         (Note A)
       550,000           Deutsche Telekom International            726,252
                         Finance BV,
                         8.75%, 06/15/2030,
                         (Note A)
     2,485,000           Sprint Capital Corp.,                   3,310,788
                         8.75%, 03/15/2032,
                         (Note A)
                                                             --------------

Total Communications
(Cost $10,277,783)                                              10,872,393
                                                             --------------

COMMUNICATIONS-FIXED: 0.16%
       760,000           British Telecommunications              1,017,656
                         plc,
                         8.875%, 12/15/2030,
                         (Note A)
                                                             --------------

Total Communications-Fixed
(Cost $980,678)                                                  1,017,656
                                                             --------------

COMMUNICATIONS-MOBILE: 0.54%
        15,000           AT&T Wireless Services Inc.,               17,679
                         Senior Note, 7.875%,
                         03/01/2011,
                         (Note A)

$      560,000           Rural Cellular Corp.                $     592,200
                         8.25%, 03/15/2012,
                         Callable 03/15/08 @ 104.12
                         (Note A)
       295,000           PanAmSat Corp., Rule 144A,                329,294
                         9.00%, 08/15/2014,
                         Callable 08/15/2009 @ 104.50
                         (Notes A & D)
     1,875,000           AT&T Wireless Services Inc.,            2,528,087
                         Senior Note, 8.75%,
                         03/01/2031,
                         (Note A)
                                                             --------------

Total Communications-Mobile
(Cost $3,140,711)                                                3,467,260
                                                             --------------

CONGLOMERATE/MISCELLANEOUS: 0.26%
     1,505,000           Hutchison Whampoa                       1,668,124
                         International Ltd., Rule 144A,
                         7.45%, 11/24/2033,
                         (Notes A & D)
                                                             --------------

Total Conglomerate/Miscellaneous
(Cost $1,499,092)                                                1,668,124
                                                             --------------

CONSUMER MANUFACTURING: 0.22%
       540,000           Fortune Brands Inc.                       534,940
                         2.875%, 12/01/2006,
                         (Note A)
       560,000           Broder Brothers, Senior Note,             585,200
                         11.25%, 10/15/2010,
                         Callable 10/15/2007 @ 105.62
                         (Note A)
       300,000           Jostens IH Corp., Rule 144A,              312,000
                         7.625%, 10/01/2012,
                         Callable 10/01/2008 @ 103.81
                         (Notes A & D)
                                                             --------------

Total Consumer Manufacturing
(Cost $1,400,103)                                                1,432,140
                                                             --------------

ENERGY: 0.55%
       200,000           Hilcorp Energy I LP, Senior               226,000
                         Note, Rule 144A, 10.50%,
                         09/01/2010,
                         Callable 09/01/2007 @ 105.25
                         (Notes A & D)

$    1,150,000           Conoco Inc., Senior Note,           $   1,357,983
                         6.95%, 04/15/2029,
                         (Note A)
     1,585,000           Valero Energy Corp.,                    1,911,797
                         7.50%, 04/15/2032,
                         (Note A)
                                                             --------------

Total Energy
(Cost $3,215,288)                                                3,495,780
                                                             --------------

ENTERTAINMENT/LEISURE: 0.04%
       235,000           NCL Corp., Senior Note, Rule              235,000
                         144A, 10.625%, 07/15/2014,
                         Callable 07/15/2009 @ 105.31
                         (Note A & D)
                                                             --------------

Total Entertainment/Leisure
(Cost $235,000)                                                    235,000
                                                             --------------

FINANCIAL: 5.20%
       530,000           CIT Group Inc., Medium-Term               530,002
                         Note, 2.53%, 05/18/2007,
                         (Notes A & B)
     1,880,000           Household Finance Corp.,                2,044,645
                         6.50%, 11/15/2008,
                         (Note A)
     2,160,000           American General Finance                2,198,018
                         Corp., Medium-Term Note,
                         4.625%, 05/15/2009,
                         (Note A)
       720,000           Citigroup Inc.,                           721,093
                         2.59%, 06/09/2009,
                         (Notes A & B)
       700,000           Dow Jones Cdx High Yield                  719,688
                         Series 3-1, Rule 144A, 7.75%,
                         12/29/2009,
                         (Notes A & D)
    12,290,000           Dow Jones Cdx High Yield               12,604,931
                         Series 3-3, Rule 144A, 8.00%,
                         12/29/2009,
                         (Notes A & D)
     1,225,000           Berkshire Hathaway Finance              1,217,137
                         Corp.,
                         4.20%, 12/15/2010,
                         (Note A)
       940,000           Ford Motor Credit Co.,                  1,013,086
                         7.375%, 02/01/2011,
                         (Note A)

$    1,375,000           Countrywide Home Loans, Inc.        $   1,336,857
                         Medium-Term Note, Series L,
                         4.00%, 03/22/2011,
                         (Note A)
     1,435,000           General Electric Capital Corp.          1,426,482
                         4.375%, 11/21/2011,
                         (Note A)
       565,000           Household Finance Corp.,                  645,217
                         7.00%, 05/15/2012,
                         (Note A)
       650,000           Goldman Sachs Group Inc.,                 643,198
                         4.75%, 07/15/2013,
                         (Note A)
       590,000           Ford Motor Credit Co.,                    625,478
                         7.00%, 10/01/2013,
                         (Note A)
       385,000           Capital One Financial Corp.               413,947
                         6.25%, 11/15/2013,
                         (Note A)
     3,671,000           Citigroup Inc., Subordinate             3,688,709
                         Note, Rule 144A, 5.00%,
                         09/15/2014,
                         (Notes A & D)
       790,000           Merrill Lynch & Co., Inc.                 786,904
                         5.00%, 01/15/2015,
                         (Note A)
       650,000           CBA Capital Trust I, Rule                 676,669
                         144A, 5.805%, 06/30/2015,
                         (Notes A & D)
       720,000           Royal & Sun Alliance Insurance            909,228
                         Group, plc
                         8.95%, 10/15/2029,
                         (Note A)
     1,035,000           Goldman Sachs Group Inc.,               1,075,231
                         6.125%, 02/15/2033,
                         (Note A)
                                                             --------------

Total Financial
(Cost $32,231,167)                                              33,276,520
                                                             --------------

FOOD/BEVERAGE: 0.41%
     1,400,000           Kraft Foods Inc.,                       1,440,392
                         5.25%, 10/01/2013,
                         (Note A)
     1,125,000           Anheuser-Busch Cos., Inc.,              1,213,823
                         Debenture, 5.95%, 01/15/2033,
                         (Note A)
                                                             --------------

Total Food/Beverage
(Cost $2,550,714)                                            $   2,654,215
                                                             --------------

GAMING: 0.04%
$      220,000           Riviera Holdings Corp.,                   245,850
                         11.00%, 06/15/2010,
                         Callable 06/15/2006 @ 105.50
                         (Note A)
                                                             --------------

Total Gaming
(Cost $230,860)                                                    245,850
                                                             --------------

HEALTHCARE: 0.21%
       388,000           WellPoint, Inc. Rule 144A,                387,796
                         3.75%, 12/14/2007,
                         (Notes A & D)
       175,000           Universal Hospital Services               182,000
                         Inc., Senior Note, 10.125%,
                         11/01/2011,
                         Callable 11/01/2007 @ 105.06
                         (Note A)
        80,000           Concentra Operating Corp.,                 90,400
                         Rule 144A, 9.125%, 06/01/2012,
                         Callable 06/01/2008 @ 104.56
                         (Notes A & D)
       685,000           Humana Inc., Senior Note,                 702,575
                         6.30%, 08/01/2018,
                         (Note A)
                                                             --------------

Total Healthcare
(Cost $1,328,765)                                                1,362,771
                                                             --------------

INDUSTRIAL: 0.08%
       185,000           FastenTech Inc., Senior Note,             212,750
                         Rule 144A, 11.50%, 05/01/2011,
                         Callable 05/01/2007 @ 105.75
                         (Notes A & D)
       250,000           H&E Equipment Services LLC,               275,000
                         11.125%, 06/15/2012,
                         Callable 06/15/2007 @ 105.56
                         (Note A)
                                                             --------------

Total Industrial
(Cost $446,380)                                                    487,750
                                                             --------------

INSURANCE: 0.97%
       780,000           MetLife Inc.                              783,404
                         5.00%, 11/24/2013,
                         (Note A)

$      735,000           Assurant Inc.,                      $     759,071
                         5.625%, 02/15/2014,
                         (Note A)
       855,000           Liberty Mutual Group, Rule                840,570
                         144A, 5.75%, 03/15/2014,
                         (Notes A & D)
     1,910,000           Mangrove Bay Pass-Through               1,895,217
                         Trust, Rule 144A, 6.102%,
                         07/15/2033,
                         Callable 07/15/2013 @ 100
                         (Notes A, B, & D)
     1,740,000           Zurich Capital Trust, Rule              1,953,609
                         144A, 8.376%, 06/01/2037,
                         Callable 06/01/2007 @ 104.19
                         (Notes A & D)
                                                             --------------

Total Insurance
(Cost $6,248,364)                                                6,231,871
                                                             --------------

METALS/MINING: 0.04%
       225,000           AK Steel Corp.,                           229,219
                         7.875%, 02/15/2009,
                         Callable 03/03/2005 @ 102.65
                         (Note A)
                                                             --------------

Total Metals/Mining
(Cost $201,901)                                                    229,219
                                                             --------------

PAPER/PACKAGING: 0.95%
       910,000           Abitibi-Consolidated Inc.,                930,475
                         8.30%, 08/01/2005,
                         (Note A)
         5,000           International Paper Co.,                    5,606
                         6.75%, 09/01/2011,
                         (Note A)
       465,000           Sealed Air Corp., Rule 144A,              481,051
                         5.625%, 07/15/2013,
                         (Notes A & D)
       460,000           Packaging Corp. of America                474,408
                         5.75%, 08/01/2013,
                         (Note A)
     1,015,000           International Paper Co.,                1,026,910
                         5.30%, 04/01/2015,
                         (Note A)
     2,650,000           Weyerhaeuser Co.,                       3,142,492
                         7.375%, 03/15/2032,
                         (Note A)
                                                             --------------

Total Paper/Packaging
(Cost $5,826,262)                                                6,060,942
                                                             --------------

PETROLEUM PRODUCTS: 0.43%
$       20,000           Amerada Hess Corp.,                 $      21,994
                         6.65%, 08/15/2011,
                         (Note A)
       530,000           Tengizchevroil Finance Co.                531,325
                         Rule 144A, 6.124%, 11/15/2014,
                         (Notes A & D)
       900,000           Amerada Hess Corp.,                     1,064,885
                         7.875%, 10/01/2029,
                         (Note A)
     1,020,000           Amerada Hess Corp.                      1,121,553
                         7.125%, 03/15/2033,
                         (Note A)
                                                             --------------

Total Petroleum Products
(Cost $2,616,810)                                                2,739,757
                                                             --------------

PUBLIC UTILITIES-ELECTRIC & GAS: 1.44%
       600,000           Consumers Energy Co., Series              605,876
                         C, 4.25%, 04/15/2008,
                         (Note A)
        55,000           Southern Natural Gas Co.,                  61,600
                         8.875%, 03/15/2010,
                         Callable 03/15/2007 @ 104.44
                         (Note A)
       295,000           Calpine Corp., Rule 144A,                 252,962
                         8.50%, 07/15/2010,
                         Callable 07/15/2007 @ 104.25
                         (Notes A & D)
       590,000           Nisource Finance Corp.,                   693,592
                         7.875%, 11/15/2010,
                         (Note A)
     1,135,000           Carolina Power &  Light Co.,            1,258,931
                         6.50%, 07/15/2012,
                         (Note A)
       410,000           MidAmerican Energy Holdings               434,453
                         Co., Senior Note, 5.875%,
                         10/01/2012,
                         (Note A)
       410,000           Public Service Co. of                     496,648
                         Colorado,
                         7.875%, 10/01/2012,
                         (Note A)
       230,000           CenterPoint Energy Inc.,                  254,588
                         Senior Note, Series B, 6.85%,
                         06/01/2015,
                         (Note A)

$      410,000           Union Electric Co.,                 $     407,157
                         5.10%, 10/01/2019,
                         (Note A)
        75,000           Southern Natural Gas Co.,                  77,812
                         7.35%, 02/15/2031,
                         (Note A)
     2,870,000           FirstEnergy Corp., Series C,            3,277,494
                         7.375%, 11/15/2031,
                         (Note A)
     1,340,000           Pacific Gas & Electric Co.              1,391,745
                         6.05%, 03/01/2034,
                         (Note A)
                                                             --------------

Total Public Utilities-Electric & Gas
(Cost $8,806,293)                                                9,212,858
                                                             --------------

PUBLIC UTILITIES - TELEPHONE: 0.35%
       725,000           BellSouth Corp.,                          726,894
                         4.20%, 09/15/2009,
                         (Note A)
     1,445,000           Telecom Italia Capital                  1,485,746
                         6.375%, 11/15/2033,
                         (Note A)
                                                             --------------

Total Public Utilities - Telephone
(Cost $2,161,187)                                                2,212,640
                                                             --------------

PUBLISHING: 0.02%
       115,000           American Media Operations                 122,331
                         Inc.,
                         8.875%, 01/15/2011,
                         Callable 01/15/2007 @ 104.44
                         (Note A)
                                                             --------------

Total Publishing
(Cost $112,843)                                                    122,331
                                                             --------------

RETAIL: 0.10%
       630,000           Petro Stopping Centers LP,                666,225
                         9.00%, 02/15/2012,
                         Callable 02/15/2008 @ 104.50
                         (Note A)
                                                             --------------

Total Retail
(Cost $652,895)                                                    666,225
                                                             --------------

SERVICE: 0.31%
$    2,015,000           Pershing Road Development           $   2,015,000
                         Company LLC, Rule 144A, 2.80%,
                         09/01/2026,
                         Callable 06/01/2005 @ 102.50
                         (Notes A, B, & D)
                                                             --------------

Total Service
(Cost $2,015,000)                                                2,015,000
                                                             --------------

SUPERMARKET/DRUG: 0.34%
       990,000           Safeway, Inc.,                          1,007,779
                         4.95%, 08/16/2010,
                         (Note A)
       995,000           Albertson's Inc., Debenture,            1,166,246
                         7.45%, 08/01/2029,
                         (Note A)
                                                             --------------

Total Supermarket/Drug
(Cost $2,095,883)                                                2,174,025
                                                             --------------

TECHNOLOGY: 0.14%
       355,000           International Business                    361,163
                         Machines Corp., Medium-Term
                         Note, 4.375%, 06/01/2009,
                         (Note A)
       575,000           Amkor Technology Inc., Senior             540,500
                         Note, 7.75%, 05/15/2013,
                         Callable 01/15/2008 @ 103.88
                         (Note A)
                                                             --------------

Total Technology
(Cost $918,487)                                                    901,663
                                                             --------------

UTILITY: 0.24%
       380,000           Txu Australia Holdings Pty                410,468
                         Ltd., Rule 144A, 6.15%,
                         11/15/2013,
                         (Notes A & D)
       660,000           Duke Capital LLC, Senior Note,            674,314
                         5.50%, 03/01/2014,
                         (Note A)
       360,000           Duke Capital, LLC. Senior                 439,322
                         Note, 8.00%, 10/01/2019,
                         (Note A)
                                                             --------------
Total Utility
(Cost $1,488,264)                                                1,524,104
                                                             --------------

ASSET-BACKED SECURITIES: 1.96%
$      668,166           RAAC Series 2004-SP1 Class          $     668,273
                         AI1, 2.60%, 06/25/2013,
                         (Notes A & B)
     3,575,000           Citibank Credit Card Issuance           3,599,596
                         Trust Series 2004-A8 Class A8,
                         4.90%, 12/12/2016,
                         (Note A)
     1,099,692           Residential Funding Mortgage            1,098,318
                         Securities Inc., Series
                         2004-HS2 Class AI1, 2.57%,
                         12/25/2018,
                         (Notes A & B)
     1,027,410           Residential Asset Securities            1,027,410
                         Corp., Series 2004-KS7 Class
                         AI1, 2.57%, 10/25/2021,
                         (Notes A & B)
       803,152           Residential Asset Mortgage                802,526
                         Products Inc., Series 2004-RS6
                         Class AI1, 2.57%, 08/25/2022,
                         (Notes A & B)
       698,793           Residential Asset Mortgage                698,464
                         Products Inc., Series 2004-RS2
                         Class AI1, 2.55%, 01/25/2024,
                         (Notes A & B)
     1,281,028           Residential Asset Securities            1,282,834
                         Corp., Series 2002-KS7 Class
                         A2, 2.79%, 11/25/2032,
                         (Notes A & B)
       810,231           Centex Home Equity, Series                810,928
                         2003-C Class AV, 2.72%,
                         09/25/2033,
                         (Notes A & B)
       662,226           Ameriquest Mortgage Securities            662,226
                         Inc., Series 2004-R4 Class A2,
                         2.53%, 06/25/2034,
                         (Notes A & B)
     1,255,923           Equity One ABS Inc., Series             1,255,722
                         2004-3 Class AF1, 2.58%,
                         07/25/2034,
                         (Notes A & B)
       669,205           Merrill Lynch Mortgage                    669,205
                         Investors, Inc., Series
                         2004-SL1 Class A, 2.68%,
                         04/25/2035,
                         (Notes A & B)
                                                             --------------

Total Asset-Backed Securities
(Cost $12,548,268)                                           $  12,575,502
                                                             --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.51%
$    1,975,000           LB-UBS Commercial Mortgage          $   1,964,987
                         Trust Series 2004-C7 Class A2,
                         3.992%, 10/15/2029,
                         (Note A)
     2,025,000           LB-UBS Commercial Mortgage              2,031,034
                         Trust Series 2004-C8 Class A2,
                         4.201%, 12/15/2029,
                         (Note A)
     2,035,000           Greenwich Capital Commercial            1,958,036
                         Funding Corp., Series 2003-C1
                         Class A4, 4.111%, 07/05/2035,
                         (Note A)
       895,000           Greenwich Capital Commercial              900,433
                         Funding Corp., Series 2003-C2
                         Class A3, 4.533%, 01/05/2036,
                         (Note A)
     1,695,000           CS First Boston Mortgage                1,690,440
                         Securities Corp., Series
                         2003-CK2 Class A2, 3.861%,
                         03/15/2036,
                         (Note A)
     2,170,000           CS First Boston Mortgage                2,171,476
                         Securities Corp. Series
                         2004-C5 Class A2, 4.183%,
                         11/15/2037,
                         (Note A)
       245,000           J P Morgan Chase Commercial               242,810
                         Mortgage Securities, Series
                         2004-C1 Class A2, 4.302%,
                         01/15/2038,
                         (Note A)
     2,845,000           Banc of America Commercial              2,981,645
                         Mortgage, Inc., Series 2004-3
                         Class A5, 5.306%, 06/10/2039,
                         (Note A)
     2,030,000           GE Capital Commercial Mortgage          2,086,840
                         Corp., Series 2004-C3 Class
                         A4, 5.189%, 07/10/2039,
                         (Note A)
     1,605,000           Merrill Lynch Mortgage Trust            1,603,170
                         Series 2004-KEY Class A2,
                         4.166%, 08/12/2039,
                         (Note A)
     2,060,000           Banc of America Commercial              2,042,593
                         Mortgage, Inc., Series 2004-1
                         Class A2, 4.037%, 11/10/2039,
                         (Note A)

$    2,980,000           Banc of America Commercial          $   2,978,480
                         Motgage Inc., Series 2004-1
                         Class A4, 4.76%, 11/10/2039,
                         (Note A)
     2,305,000           Morgan Stanley Capital I                2,330,839
                         Series 2004-HQ4 Class A7,
                         4.97%, 04/14/2040,
                         (Note A)
     1,395,000           Morgan Stanley Capital I,               1,416,567
                         Series 2003-IQ6 Class A4,
                         4.97%, 12/15/2041,
                         (Note A)
     1,900,000           Banc of America Commercial              1,901,368
                         Mortgage Inc., Series 2004-4
                         Class A3, 4.128%, 07/10/2042,
                         (Note A)
     2,850,000           Bear Stearns Commercial                 2,882,946
                         Mortgage Securities, Inc.
                         Series 2004-PWR5 Class A5,
                         4.978%, 07/11/2042,
                         (Note A)
     2,565,000           Banc of America Commercial              2,567,001
                         Mortgage, Inc. Series 2004-6
                         Class A2, 4.161%, 12/10/2042,
                         (Note A)
     1,555,000           Morgan Stanley Capital I,               1,536,045
                         Series 2004-T13 Class A2,
                         3.94%, 09/13/2045,
                         (Note A)
                                                             --------------

Total Commercial Mortgage-Backed Securities
(Cost $34,958,977)                                              35,286,710
                                                             --------------

SOVEREIGN DEBT: 3.45%
 1,220,000,000           Japan (Government of) Series           12,530,943
                         223, 1.70%, 09/20/2010,
                         (Note A)
     1,470,000           Ukraine (Republic Of), Rule             1,563,301
                         144A, 7.65%, 06/11/2013,
                         (Notes A & D)
     3,110,000           Russian Federation                      3,207,187
                         5.00%, 03/31/2030,
                         (Note A)
     4,420,000           United Mexican States,                  4,773,600
                         7.50%, 04/08/2033,
                         (Note A)
                                                             --------------

Total Sovereign Debt
(Cost $21,839,735)                                           $  22,075,031
                                                             --------------

INVESTMENT SUMMARY
Total Investments (Cost
$865,597,233)                                  135.96%       $ 870,613,854
(Note E, below)
Cash and Other Assets, Less
Liabilities                                   (35.96)         (230,245,354)
                         ----------------------------        --------------
Net Assets(Equivalent to
$15.43 per share based on
41,501,945 shares of capital
stock outstanding)                                100%       $ 640,368,500
                         ============================        ==============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                      U.S. $
                                      Contract       Value on        U.S. $
                                       Amount        Original       Current       Unrealized
                                        (000)          Date          Value       Appreciation
---------------------------------------------------------------------------------------------
Sales Contracts
Yen
Settling 03/17/05..................  1,293,037     $12,663,545    $12,654,212       $9,333

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty &                   Notional       Interest     Termination     Unrealized
Referenced Obligation                  Amount          Rate           Date           Gain
---------------------------------------------------------------------------------------------
Buy:
JP Morgan Chase
Dow Jones High Volume
3.00%, 03/20/10                     19,000,000       1.05%        3/20/2010       $31,641

      (A) Positions, or portion thereof, with an aggregate market value of $617,901,148 have been segregated to collateralize open forward exchange currency contracts
      (B)   Variable rate coupon, rate shown as of December 31, 2004.
      (C)   When-issued security
      (D) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate market value of these securities amounted to $36,574,265 or 5.7% of net assets.
      (E) At December 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $6,282,586 and gross unrealized depreciation of investments was $1,265,965, resulting in net unrealized appreciation of $5,016,621. (Excluding swap transactions)

            Explanation of abbreviations:

            TBA-To Be Announced

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2005